Equity - Schedule of shareholders in percent (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	100.00%	100.00%
% economic participation	100.00%	100.00%
David Neeleman
Disclosure of classes of share capital [line items]
% economic participation	4.50%	4.00%
Acionistas Trip (a)
Disclosure of classes of share capital [line items]
% economic participation	5.40%	6.50%
United Airlines Inc
Disclosure of classes of share capital [line items]
% economic participation	7.80%	7.80%
Blackrock
Disclosure of classes of share capital [line items]
% economic participation	4.80%	0.00%
Others
Disclosure of classes of share capital [line items]
% economic participation	77.40%	81.60%
Treasury shares
Disclosure of classes of share capital [line items]
% economic participation	0.10%	0.10%
Common shares | David Neeleman
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	67.00%	67.00%
Common shares | Acionistas Trip (a)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	33.00%	33.00%
Common shares | United Airlines Inc
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Common shares | Blackrock
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Common shares | Others
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Common shares | Treasury shares
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.00%	0.00%
Preferred shares | David Neeleman
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	2.20%	1.70%
Preferred shares | Acionistas Trip (a)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	4.40%	5.50%
Preferred shares | United Airlines Inc
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	8.00%	8.10%
Preferred shares | Blackrock
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	5.00%	0.00%
Preferred shares | Others
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	80.30%	84.60%
Preferred shares | Treasury shares
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.10%	0.10%